Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other current financial assets	€ 2,661	€ 4,487
Deposits held by third parties	1,936	1,936
Other receivables	€ 726	€ 2,551